Document and Entity Information Document	Feb. 23, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 23, 2021
Entity Registrant Name	MACY'S, INC.
Entity Central Index Key	0000794367
Entity Emerging Growth Company	false
Entity File Number	1-13536
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-3324058
Entity Address, Address Line One	151 West 34th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	513
Local Phone Number	579-7780
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	M
Security Exchange Name	NYSE